UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock Bond Fund

Annual report 5/31/14

John Hancock INVESTMENTS

A look at performance

Total returns for the period ended May 31, 2014

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-14	5-31-14

Class A	–0.09	9.44	5.96	–0.09	57.02	78.38	2.99	2.94

Class B	–1.63	9.31	5.80	–1.63	56.07	75.66	2.43	2.37

Class C	2.34	9.58	5.65	2.34	57.97	73.25	2.42	2.37

Class I2	4.40	10.78	6.83	4.40	66.83	93.57	3.43	3.37

Class R2[2,3]	4.01	10.38	6.39	4.01	63.86	85.76	3.03	2.98

Class R6[2,3]	4.58	10.89	6.90	4.58	67.68	94.88	3.54	3.47

Index†	2.44	5.28	4.99	2.44	29.32	62.72	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 9-30-14 for all classes of shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6*
Net (%)	0.98	1.68	1.68	0.60	1.03	0.49
Gross (%)	1.03	1.73	1.73	0.65	1.08	0.57

* For Class R6 shares, the fund’s advisor has contractually agreed to waive all class specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The current waiver agreement will remain in effect through 9-30-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays Government/Credit Bond Index.

See the following page for footnotes.

6	Bond Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	5-31-04	$17,566	$17,566	$16,272

Class C4	5-31-04	17,325	17,325	16,272

Class I2	5-31-04	19,357	19,357	16,272

Class R2[2]	5-31-04	18,576	18,576	16,272

Class R6[2]	5-31-04	19,488	19,488	16,272

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors, as described in the fund’s prospectuses.

3 Class R6 shares and Class R2 shares were first offered 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.

4 The contingent deferred sales charge is not applicable.

Annual report | Bond Fund	7

Management’s discussion of
Fund performance

John Hancock Asset Management
a division of Manulife Asset Management (US) LLC

Despite the volatility that characterized the second half of 2013, the global fixed-income markets nonetheless finished the twelve-month reporting period in positive territory. The environment was favorable for market segments that offered a yield advantage relative to U.S. Treasuries, including investment-grade and high-yield corporate bonds, emerging-market bonds, and commercial mortgage-backed securities.

For the 12 months ended May 31, 2014, John Hancock Bond Fund’s Class A shares had a total return of 4.06%, excluding sales charges, outpacing the 2.44% return of its benchmark, the Barclays Government/Credit Bond Index.

The fund was positioned very favorably for the environment of the past twelve months. Just under half of the fund’s total investments were allocated to corporate bonds, which enabled it to take capitalize on the outperformance of this market segment. The fund’s corporate bond allocation also incorporated high-yield (below-investment-grade) bonds, as the benchmark has no exposure to this outperforming market segment. Our decision to invest in non-U.S. corporate bonds was an additional positive for performance. We added modestly to the fund’s allocation to European corporate debt during the past year, which reflected our belief that the region’s return to positive economic growth provides latitude for this market segment to outperform. The fund’s overweight position in corporates was funded by its underweight in U.S. Treasuries. This was also helpful to performance given that U.S. Treasury yields rose (as prices fell) during the reporting period. The underweight in Treasuries also enabled us to invest in other, higher-yielding segments of the bond market, including asset-backed securities, commercial mortgage-backed securities, and non-agency mortgage-backed notes. We maintained our approach of keeping duration—or interest-rate sensitivity—below that of the benchmark. This reflected our view that Treasury yields will gradually move higher in the longer term, aided fund performance.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,048.10	$4.70	0.92%

Class B	1,000.00	1,044.50	8.26	1.62%

Class C	1,000.00	1,044.40	8.26	1.62%

Class I	1,000.00	1,049.10	3.12	0.61%

Class R2	1,000.00	1,047.40	5.10	1.00%

Class R6	1,000.00	1,050.30	2.50	0.49%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,020.30	$4.63	0.92%

Class B	1,000.00	1,016.90	8.15	1.62%

Class C	1,000.00	1,016.90	8.15	1.62%

Class I	1,000.00	1,021.90	3.07	0.61%

Class R2	1,000.00	1,019.90	5.04	1.00%

Class R6	1,000.00	1,022.50	2.47	0.49%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Bond Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	47.8%	Capital Preferred Securities	1.6%

U.S. Government Agency	18.3%	Term Loans	1.0%

Collateralized Mortgage Obligations	11.6%	Preferred Securities	1.0%

U.S. Government	8.3%	Foreign Government Obligations	0.1%

Asset Backed Securities	5.6%	Convertible Bonds	0.1%

U.S. Government Agency		Short-Term Investments & Other	2.8%
Collateralized Mortgage Obligations	1.8%

Quality Composition[1,2]

U.S. Government	8.3%	BBB	29.0%

U.S. Government Agency	18.3%	BB	12.2%

U.S. Government Agency Collateralized		B	8.1%
Mortgage Obligations	1.8%
		CCC & Below	3.8%
AAA	1.1%
		Not Rated	0.5%
AA	4.2%
		Equity	1.0%
A	8.9%
		Short-Term Investments & Other	2.8%

1 As a percentage of net assets on 5-31-14.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market’s perception of issuer creditworthiness. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | Bond Fund	11

Fund’s investments

As of 5-31-14

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 47.8%			$936,082,964

(Cost $887,382,466)

Consumer Discretionary 4.7%				92,502,640

Auto Components 0.6%

Dana Holding Corp.	6.000	09-15-23	2,630,000	2,781,228

Delphi Corp.	5.000	02-15-23	6,805,000	7,272,844

Stackpole International Intermediate Company
SA (S)	7.750	10-15-21	1,695,000	1,771,275

Automobiles 1.4%

Chrysler Group LLC	8.000	06-15-19	1,040,000	1,136,200

Ford Motor Credit Company LLC	5.875	08-02-21	13,600,000	15,927,096

Ford Motor Credit Company LLC	8.000	12-15-16	2,885,000	3,362,727

General Motors Company (S)	4.875	10-02-23	3,025,000	3,168,687

General Motors Company (S)	6.250	10-02-43	2,600,000	2,954,250

Hotels, Restaurants & Leisure 0.6%

Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL 3,275,000	1,366,837

CCM Merger, Inc. (S)	9.125	05-01-19	2,495,000	2,669,650

Landry’s, Inc. (S)	9.375	05-01-20	2,610,000	2,880,787

PF Chang’s China Bistro, Inc. (S)	10.250	06-30-20	1,590,000	1,633,725

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,594,000	2,892,310

Waterford Gaming LLC (S)	8.625	09-15-14	498,150	111,614

Internet & Catalog Retail 0.2%

QVC, Inc.	4.375	03-15-23	2,170,000	2,185,908

QVC, Inc.	5.125	07-02-22	1,800,000	1,907,532

Media 0.9%

21st Century Fox America, Inc.	6.150	03-01-37	975,000	1,179,774

21st Century Fox America, Inc.	6.400	12-15-35	880,000	1,099,990

AMC Entertainment, Inc.	5.875	02-15-22	2,605,000	2,696,175

CBS Corp.	7.875	07-30-30	3,230,000	4,348,669

Cinemark USA, Inc.	7.375	06-15-21	925,000	1,023,281

Myriad International Holdings BV (S)	6.000	07-18-20	1,770,000	1,984,613

Radio One, Inc. (S)	9.250	02-15-20	865,000	934,200

Time Warner Cable, Inc.	8.250	04-01-19	2,360,000	3,004,037

WideOpenWest Finance LLC (S)	10.250	07-15-19	690,000	774,525

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	2,885,000	3,187,631

Tops Holding II Corp.	8.750	06-15-18	1,580,000	1,649,125

12	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Specialty Retail 0.7%

AutoNation, Inc.	5.500	02-01-20	4,385,000	$4,757,725

Hillman Group, Inc.	10.875	06-01-18	1,675,000	1,777,175

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	2,915,000	3,024,312

L Brands, Inc.	6.625	04-01-21	3,585,000	4,033,125

New Look Bondco I PLC (S)	8.375	05-14-18	855,000	916,988

Textiles, Apparel & Luxury Goods 0.1%

Hot Topic, Inc. (S)	9.250	06-15-21	1,925,000	2,088,625

Consumer Staples 1.7%				33,390,704

Beverages 0.2%

Ajecorp BV (S)	6.500	05-14-22	2,145,000	2,005,575

Crestview DS Merger Sub II, Inc. (S)	10.000	09-01-21	2,175,000	2,414,250

Food & Staples Retailing 0.5%

Safeway, Inc.	4.750	12-01-21	925,000	950,628

Safeway, Inc.	5.000	08-15-19	5,820,000	6,071,226

Smithfield Foods, Inc. (S)	5.875	08-01-21	600,000	637,500

Tops Holding Corp.	8.875	12-15-17	960,000	1,047,600

Food Products 0.3%

Bunge, Ltd. Finance Corp.	8.500	06-15-19	2,236,000	2,813,525

Simmons Foods, Inc. (S)	10.500	11-01-17	3,495,000	3,774,600

Household Products 0.1%

Harbinger Group, Inc.	7.875	07-15-19	2,555,000	2,791,338

Personal Products 0.2%

Prestige Brands, Inc. (S)	5.375	12-15-21	1,770,000	1,812,037

Revlon Consumer Products Corp.	5.750	02-15-21	2,000,000	2,030,000

Tobacco 0.4%

Alliance One International, Inc.	9.875	07-15-21	5,500,000	5,610,000

Vector Group, Ltd.	7.750	02-15-21	1,345,000	1,432,425

Energy 6.0%				117,377,689

Energy Equipment & Services 0.9%

Astoria Depositor Corp. (S)	8.144	05-01-21	3,565,000	3,743,250

Exterran Partners LP	6.000	04-01-21	670,000	680,050

Key Energy Services, Inc.	6.750	03-01-21	1,890,000	1,975,050

Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19	2,300,000	2,374,750

Offshore Group Investment, Ltd.	7.125	04-01-23	1,530,000	1,545,300

Precision Drilling Corp.	6.625	11-15-20	1,405,000	1,503,350

RKI Exploration & Production LLC (S)	8.500	08-01-21	1,775,000	1,925,875

Rowan Companies, Inc.	4.875	06-01-22	1,990,000	2,130,574

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,180,000	1,256,700

Gas Utilities 0.1%

DCP Midstream LLC (5.850% to 5-21-23, then
3 month LIBOR + 3.850%) (S)	5.850	05-21-43	2,710,000	2,560,950

Oil, Gas & Consumable Fuels 5.0%

Access Midstream Partners LP	4.875	03-15-24	1,455,000	1,524,113

Afren PLC (S)	6.625	12-09-20	2,600,000	2,644,200

Afren PLC (S)	10.250	04-08-19	1,260,000	1,423,800

Baytex Energy Corp. (S)	5.625	06-01-24	440,000	438,347

See notes to financial statements	Annual report | Bond Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

BreitBurn Energy Partners LP	7.875	04-15-22	2,180,000	$2,343,500

CNOOC Finance 2013, Ltd.	3.000	05-09-23	2,940,000	2,765,211

Continental Resources, Inc.	5.000	09-15-22	5,520,000	5,982,300

DCP Midstream LLC (S)	9.750	03-15-19	2,675,000	3,443,156

DCP Midstream Operating LP	3.875	03-15-23	1,500,000	1,517,978

Denbury Resources, Inc.	5.500	05-01-22	1,785,000	1,838,550

Ecopetrol SA	5.875	09-18-23	1,300,000	1,451,125

Energy Transfer Partners LP	5.200	02-01-22	1,445,000	1,602,768

Energy Transfer Partners LP	9.700	03-15-19	2,140,000	2,801,964

Energy XXI Gulf Coast, Inc. (S)	6.875	03-15-24	1,035,000	1,042,763

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	4,085,000	4,319,887

Enterprise Products Operating LLC (8.375% to
8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	1,520,000	1,717,600

EP Energy LLC	7.750	09-01-22	1,145,000	1,283,831

EV Energy Partners LP	8.000	04-15-19	2,370,000	2,476,650

FTS International, Inc. (S)	6.250	05-01-22	1,240,000	1,264,800

Halcon Resources Corp.	8.875	05-15-21	1,385,000	1,475,025

Jones Energy Holdings LLC (S)	6.750	04-01-22	1,045,000	1,102,475

Kerr-McGee Corp.	6.950	07-01-24	3,665,000	4,689,950

Kinder Morgan Energy Partners LP	7.750	03-15-32	1,090,000	1,418,234

Lukoil International Finance BV (S)	3.416	04-24-18	4,655,000	4,568,882

MarkWest Energy Partners LP	6.500	08-15-21	1,414,000	1,527,120

Midstates Petroleum Company, Inc.	9.250	06-01-21	3,010,000	3,235,750

Newfield Exploration Company	5.750	01-30-22	1,890,000	2,050,650

NuStar Logistics LP	8.150	04-15-18	1,446,000	1,648,440

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	1,920,000	1,891,200

Pacific Rubiales Energy Corp. (S)	5.375	01-26-19	2,275,000	2,368,844

Petrobras International Finance Company	5.375	01-27-21	2,840,000	2,946,009

Petroleos de Venezuela SA	5.375	04-12-27	3,755,000	2,168,512

Petroleos Mexicanos	4.875	01-24-22	1,475,000	1,585,625

Plains Exploration & Production Company	6.750	02-01-22	4,780,000	5,365,550

Plains Exploration & Production Company	6.875	02-15-23	1,645,000	1,869,131

Regency Energy Partners LP	5.500	04-15-23	3,300,000	3,374,250

Regency Energy Partners LP	5.875	03-01-22	615,000	653,438

Rex Energy Corp.	8.875	12-01-20	1,190,000	1,320,900

Summit Midstream Holdings LLC	7.500	07-01-21	1,115,000	1,209,775

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	3,910,000	4,066,400

Tullow Oil PLC (S)	6.000	11-01-20	1,550,000	1,596,500

Tullow Oil PLC (S)	6.250	04-15-22	1,720,000	1,775,900

WPX Energy, Inc.	6.000	01-15-22	1,805,000	1,890,737

Financials 18.7%				365,241,611

Banks 5.8%

Alfa Bank OJSC (S)	7.750	04-28-21	695,000	740,175

Banco do Brasil SA/Cayman Island (6.250%
to 4-15-24, then 10 Year U.S. Treasury
+ 4.398%) (Q)(S)	6.250	04-15-24	3,300,000	2,780,250

Banco Santander Brasil SA (S)	8.000	03-18-16	BRL 6,000,000	2,524,216

14	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Banks (continued)

Bank of America Corp.	3.300	01-11-23	1,645,000	$1,617,915

Bank of America Corp.	5.000	05-13-21	4,705,000	5,242,843

Bank of America Corp.	5.700	01-24-22	2,765,000	3,205,028

Bank of America Corp.	6.875	04-25-18	4,365,000	5,165,187

Bank of America NA	5.300	03-15-17	895,000	986,083

Barclays Bank PLC (S)	10.179	06-12-21	3,950,000	5,433,288

BPCE SA (S)	5.700	10-22-23	4,240,000	4,584,746

Citigroup, Inc.	3.875	10-25-23	1,235,000	1,254,607

Citigroup, Inc.	5.500	09-13-25	2,760,000	3,047,244

Citigroup, Inc.	6.125	08-25-36	2,120,000	2,417,775

Commerzbank AG (S)	8.125	09-19-23	4,050,000	4,839,920

Credit Agricole SA (7.875% to 1-23-24, then
5 year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	4,155,000	4,480,336

Fifth Third Bancorp (5.100% to 6-30-23, then
3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	2,940,000	2,763,600

HBOS PLC (S)	6.000	11-01-33	3,110,000	3,385,888

HBOS PLC (S)	6.750	05-21-18	5,490,000	6,334,104

ICICI Bank, Ltd. (S)	4.700	02-21-18	2,325,000	2,475,567

ICICI Bank, Ltd. (S)	5.750	11-16-20	2,410,000	2,659,317

JPMorgan Chase & Company	4.625	05-10-21	5,965,000	6,592,936

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	2,590,000	2,473,450

JPMorgan Chase & Company (6.750% to
2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	5,480,000	5,918,400

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	2,840,000	3,202,100

Lloyds Banking Group PLC (7.500% to
6-27-24, then 5 year U.S. Swap Rate
+ 4.760%) (Q)	7.500	06-27-24	2,680,000	2,870,950

Manufacturers & Traders Trust Company
(5.629% to 12-1-16, then 3 month LIBOR
+ 6.400%)	5.629	12-01-21	1,065,000	1,109,162

Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	2,975,000	3,071,384

Nordea Bank AB (S)	3.125	03-20-17	2,945,000	3,103,992

Oversea-Chinese Banking Corp., Ltd. (S)	4.000	10-15-24	1,360,000	1,377,037

PNC Financial Services Group, Inc. (P)(Q)	4.447	07-07-14	1,695,000	1,698,390

PNC Financial Services Group, Inc. (4.850% to
6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	2,150,000	2,064,000

Synovus Financial Corp.	7.875	02-15-19	1,075,000	1,233,563

Wachovia Bank NA	5.850	02-01-37	1,915,000	2,366,090

Wells Fargo & Company (5.900% to 6-15-24,
then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	4,525,000	4,756,906

Wells Fargo & Company, Series K (7.980% to
3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	5,182,000	5,901,002

Capital Markets 2.8%

Credit Suisse Group AG (7.500% to 12-11-23,
then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	1,975,000	2,155,298

Fifth Street Finance Corp.	4.875	03-01-19	2,875,000	2,995,244

Jefferies Group LLC	6.875	04-15-21	3,720,000	4,352,400

Jefferies Group LLC	8.500	07-15-19	1,965,000	2,448,296

See notes to financial statements	Annual report | Bond Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Capital Markets (continued)

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,255,000	$1,446,083

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,495,000	1,692,890

Morgan Stanley	4.100	05-22-23	4,005,000	4,027,909

Morgan Stanley	5.500	01-26-20	3,210,000	3,661,486

Morgan Stanley	5.550	04-27-17	1,620,000	1,806,498

Morgan Stanley	5.750	01-25-21	3,130,000	3,619,579

Morgan Stanley	7.300	05-13-19	6,640,000	8,109,757

Morgan Stanley (5.450% to 7-15-19, then
3 month LIBOR + 3.610%) (Q)	5.450	07-15-19	2,335,000	2,416,725

The Goldman Sachs Group, Inc.	5.250	07-27-21	7,400,000	8,310,148

The Goldman Sachs Group, Inc.	5.750	01-24-22	680,000	786,026

UBS AG	7.625	08-17-22	2,555,000	3,065,668

Walter Investment Management Corp. (S)	7.875	12-15-21	2,995,000	3,021,206

Consumer Finance 1.1%

Capital One Financial Corp.	4.750	07-15-21	3,995,000	4,449,711

Credit Acceptance Corp. (S)	6.125	02-15-21	2,975,000	3,101,437

Credito Real SAB de CV (S)	7.500	03-13-19	3,035,000	3,277,800

Discover Bank	7.000	04-15-20	1,340,000	1,614,279

Discover Financial Services	5.200	04-27-22	2,795,000	3,093,204

Enova International, Inc. (S)	9.750	06-01-21	2,750,000	2,705,313

Springleaf Finance Corp.	6.000	06-01-20	2,285,000	2,319,275

Diversified Financial Services 2.7%

Doric Nimrod Air Alpha 2013-1
Pass Through Trust (S)	5.250	05-30-23	2,609,136	2,733,070

Doric Nimrod Air Alpha 2013-1
Pass Through Trust (S)	6.125	11-30-19	1,935,000	2,026,912

Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through (S)	5.125	11-30-22	1,548,685	1,578,898

General Electric Capital Corp. (P)	0.704	08-15-36	2,745,000	2,280,241

General Electric Capital Corp.	4.375	09-16-20	1,610,000	1,772,773

General Electric Capital Corp.	5.300	02-11-21	880,000	1,000,430

General Electric Capital Corp.	5.550	05-04-20	4,270,000	4,984,905

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	3,750,000	4,425,000

ING Bank NV (S)	5.800	09-25-23	1,755,000	1,960,319

Intercorp Retail Trust (S)	8.875	11-14-18	750,000	815,625

Leucadia National Corp.	5.500	10-18-23	4,420,000	4,715,269

Nationstar Mortgage LLC	7.875	10-01-20	2,050,000	2,070,500

Nationstar Mortgage LLC	9.625	05-01-19	1,755,000	1,926,113

Rabobank Nederland NV	3.875	02-08-22	6,445,000	6,832,048

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	3,579,000	4,800,513

The Bear Stearns Companies LLC	7.250	02-01-18	2,100,000	2,507,595

USB Realty Corp. (P)(Q)(S)	1.475	01-15-17	2,900,000	2,668,000

Voya Financial, Inc.	5.500	07-15-22	1,475,000	1,690,362

Voya Financial, Inc. (5.650% to 5-15-23, then
3 month LIBOR + 3.580%)	5.650	05-15-53	1,760,000	1,784,200

16	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Insurance 3.3%

American International Group, Inc.	4.125	02-15-24	1,985,000	$2,085,654

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	4,434,000	5,996,985

Aquarius + Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate
+ 5.210%)	6.375	09-01-24	1,570,000	1,664,985

AXA SA	8.600	12-15-30	1,695,000	2,271,920

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	1,575,000	1,706,906

CNA Financial Corp.	7.250	11-15-23	3,415,000	4,295,315

Genworth Holdings, Inc.	7.625	09-24-21	3,040,000	3,814,495

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	4,320,000	4,298,400

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	4,480,000	4,959,947

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	3,235,000	3,817,300

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	2,275,000	2,309,125

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	915,000	951,600

MetLife, Inc.	6.400	12-15-36	1,940,000	2,164,167

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	1,795,000	1,925,138

Pacific LifeCorp. (S)	6.000	02-10-20	2,115,000	2,430,010

Prudential Financial, Inc. (P)	5.200	03-15-44	760,000	765,700

Prudential Financial, Inc. (5.875% to 9-1-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	4,300,000	4,590,250

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	3,225,000	4,353,876

The Hanover Insurance Group, Inc.	6.375	06-15-21	735,000	852,117

Unum Group	7.125	09-30-16	1,785,000	2,035,569

USI, Inc. (S)	7.750	01-15-21	2,265,000	2,332,950

White Mountains Re Group, Ltd. (7.506%
to 6-30-17, then 3 month LIBOR
+ 3.200%) (Q)(S)	7.506	06-30-17	2,375,000	2,499,139

WR Berkley Corp.	5.375	09-15-20	1,705,000	1,907,312

Real Estate Investment Trusts 2.8%

ARC Properties Operating Partnership LP (S)	4.600	02-06-24	4,175,000	4,296,188

Corrections Corp. of America	4.625	05-01-23	2,140,000	2,118,600

DDR Corp.	7.500	04-01-17	5,155,000	5,973,660

DDR Corp.	7.875	09-01-20	715,000	910,197

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	3,120,000	3,627,156

Health Care REIT, Inc.	4.950	01-15-21	1,095,000	1,212,281

Health Care REIT, Inc.	6.125	04-15-20	4,995,000	5,843,371

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,120,000	2,390,315

Highwoods Realty LP	5.850	03-15-17	4,765,000	5,309,925

Host Hotels & Resorts LP	5.250	03-15-22	2,420,000	2,680,769

MPT Operating Partnership LP	6.375	02-15-22	1,685,000	1,807,162

MPT Operating Partnership LP	6.875	05-01-21	1,175,000	1,280,750

Omega Healthcare Investors, Inc. (S)	4.950	04-01-24	2,330,000	2,343,582

Prologis International Funding II (S)	4.875	02-15-20	1,055,000	1,138,920

Rayonier AM Products, Inc. (S)	5.500	06-01-24	660,000	668,250

See notes to financial statements	Annual report | Bond Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Real Estate Investment Trusts (continued)

Ventas Realty LP	4.000	04-30-19	1,985,000	$2,136,027

Ventas Realty LP	4.750	06-01-21	4,815,000	5,312,664

WEA Finance LLC (S)	6.750	09-02-19	1,520,000	1,850,725

Weyerhaeuser Company	7.375	03-15-32	3,410,000	4,538,366

Real Estate Management & Development 0.1%

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG
+ 11.052%) (Q)(S)	12.000	03-20-17	1,270,000	1,052,512

NANA Development Corp. (S)	9.500	03-15-19	1,685,000	1,693,425

Thrifts & Mortgage Fin ance 0.1%

Nationstar Mortgage LLC	10.875	04-01-15	2,290,000	2,301,450

Health Care 1.8%				34,403,406

Health Care Equipment & Supplies 0.1%

Alere, Inc.	7.250	07-01-18	2,005,000	2,190,462

Health Care Providers & Services 0.9%

Community Health Systems, Inc. (S)	6.875	02-01-22	710,000	747,275

HCA, Inc.	7.500	02-15-22	1,855,000	2,137,888

LifePoint Hospitals, Inc. (S)	5.500	12-01-21	550,000	576,125

Medco Health Solutions, Inc.	7.125	03-15-18	1,820,000	2,163,134

National Mentor Holdings, Inc. (S)	12.500	02-15-18	2,871,000	3,050,437

Quest Diagnostics, Inc.	2.700	04-01-19	2,950,000	2,983,444

Quest Diagnostics, Inc.	4.250	04-01-24	2,500,000	2,564,610

Select Medical Corp.	6.375	06-01-21	1,910,000	1,991,175

WellCare Health Plans, Inc.	5.750	11-15-20	1,330,000	1,416,450

Pharmaceuticals 0.8%

Endo Finance LLC (S)	7.250	01-15-22	2,295,000	2,501,550

Forest Laboratories, Inc. (S)	5.000	12-15-21	1,825,000	1,998,375

Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	2,465,000	2,551,275

Mylan, Inc. (S)	7.875	07-15-20	3,685,000	4,101,306

Salix Pharmaceuticals, Ltd. (S)	6.000	01-15-21	1,480,000	1,587,300

Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	1,660,000	1,842,600

Industrials 6.0%				117,772,333

Aerospace & Defense 0.8%

Embraer Overseas, Ltd. (S)	5.696	09-16-23	1,548,000	1,664,100

Huntington Ingalls Industries, Inc.	7.125	03-15-21	1,605,000	1,753,463

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	2,800,000	2,950,500

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	4,770,000	4,197,600

Textron, Inc.	5.600	12-01-17	2,195,000	2,470,832

Textron, Inc.	7.250	10-01-19	1,440,000	1,757,367

TransDigm, Inc. (S)	6.500	07-15-24	1,380,000	1,400,700

Airlines 2.2%

America West Airlines 2000-1
Pass Through Trust	8.057	07-02-20	571,921	660,569

American Airlines 2011-1 Class B
Pass Through Trust (S)	7.000	01-31-18	4,988,630	5,412,664

American Airlines 2013-2 Class A
Pass Through Trust (S)	4.950	01-15-23	2,474,521	2,669,390

18	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Airlines (continued)

American Airlines 2013-2 Class B
Pass Through Trust (S)	5.600	07-15-20	1,198,566	$1,255,497

British Airways PLC 2013-1 Class A
Pass Through Trust (S)	4.625	06-20-24	4,244,495	4,435,497

British Airways PLC 2013-1 Class B
Pass Through Trust (S)	5.625	06-20-20	1,856,000	1,967,360

Continental Airlines 1997-4 Class A
Pass Through Trust	6.900	01-02-18	1,547,405	1,675,066

Continental Airlines 1998-1 Class A
Pass Through Trust	6.648	09-15-17	380,312	411,687

Continental Airlines 1999-1 Class A
Pass Through Trust	6.545	02-02-19	853,941	956,414

Continental Airlines 2000-2 Class B
Pass Through Trust	8.307	04-02-18	239,242	258,381

Continental Airlines 2007-1 Class A
Pass Through Trust	5.983	04-19-22	2,233,284	2,545,944

Continental Airlines 2010-1 Class A
Pass Through Trust	4.750	01-12-21	701,310	757,415

Continental Airlines 2012-1 Class B
Pass Through Trust	6.250	04-11-20	1,190,708	1,297,871

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	3,237,926	3,764,089

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	4,355,795	5,172,507

Delta Air Lines 2010-1 Class A
Pass Through Trust	6.200	07-02-18	735,692	823,975

Delta Air Lines 2011-1 Class A
Pass Through Trust	5.300	04-15-19	1,360,548	1,503,406

Northwest Airlines 2007-1 Class A
Pass Through Trust	7.027	11-01-19	1,633,841	1,870,748

UAL 2009-1 Pass Through Trust	10.400	11-01-16	358,094	410,018

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,289,091	1,479,232

US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	1,495,731	1,697,655

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	913,192	1,027,341

Building Products 0.2%

Masco Corp.	7.125	03-15-20	1,680,000	1,965,600

Owens Corning	4.200	12-15-22	2,710,000	2,772,295

Commercial Services & Supplies 0.6%

Ahern Rentals, Inc. (S)	9.500	06-15-18	1,380,000	1,528,350

Casella Waste Systems, Inc.	7.750	02-15-19	2,385,000	2,504,250

Iron Mountain, Inc.	5.750	08-15-24	2,845,000	2,845,000

Iron Mountain, Inc.	6.000	08-15-23	3,080,000	3,272,500

Safway Group Holding LLC (S)	7.000	05-15-18	1,225,000	1,298,500

Construction & Engineering 0.4%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	3,025,000	2,783,000

Empresas ICA SAB de CV (S)	8.375	07-24-17	1,675,000	1,754,563

Tutor Perini Corp.	7.625	11-01-18	2,945,000	3,114,337

Industrial Conglomerates 0.4%

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	2,525,000	2,727,000

Odebrecht Finance, Ltd. (P)(Q)(S)	7.500	09-14-15	970,000	1,008,800

See notes to financial statements	Annual report | Bond Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Industrial Conglomerates (continued)

Odebrecht Finance, Ltd. (S)	8.250	04-25-18	BRL 2,850,000	$1,113,132

Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-22	900,000	959,625

Tenedora Nemak SA de CV (S)	5.500	02-28-23	1,980,000	2,049,300

Machinery 0.1%

SPL Logistics Escrow LLC (S)	8.875	08-01-20	1,216,000	1,352,800

Marine 0.3%

Global Ship Lease, Inc. (S)	10.000	04-01-19	1,050,000	1,115,625

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	2,040,000	2,136,900

Navios South American Logistics, Inc. (S)	7.250	05-01-22	2,585,000	2,659,319

Road & Rail 0.1%

Penske Truck Leasing Company LP (S)	3.750	05-11-17	2,515,000	2,680,241

Trading Companies & Distributors 0.8%

Air Lease Corp.	3.375	01-15-19	2,965,000	3,039,125

Air Lease Corp.	3.875	04-01-21	1,455,000	1,480,463

Air Lease Corp.	4.750	03-01-20	1,480,000	1,592,850

Air Lease Corp.	5.625	04-01-17	1,200,000	1,320,000

Aircastle, Ltd.	6.250	12-01-19	1,360,000	1,472,200

Aircastle, Ltd.	7.625	04-15-20	885,000	1,019,963

Glencore Funding LLC (S)	4.125	05-30-23	2,625,000	2,592,345

International Lease Finance Corp. (S)	7.125	09-01-18	1,435,000	1,661,012

United Rentals North America, Inc.	5.750	11-15-24	1,810,000	1,873,350

Transportation Infrastructure 0.1%

Florida East Coast Holdings Corp. (S)	6.750	05-01-19	1,760,000	1,832,600

Information Technology 0.4%				8,346,200

Communications Equipment 0.1%

Altice Financing SA (S)	6.500	01-15-22	970,000	1,023,350

Internet Software & Services 0.1%

Ancestry.com, Inc.	11.000	12-15-20	1,980,000	2,321,550

Ancestry.com, Inc., PIK (S)	9.625	10-15-18	1,270,000	1,308,100

Semiconductors & Semiconductor Equipment 0.1%

Micron Technology, Inc. (S)	5.875	02-15-22	2,540,000	2,711,450

Software 0.1%

Blackboard, Inc. (S)	7.750	11-15-19	935,000	981,750

Materials 3.0%				58,771,968

Chemicals 0.7%

Braskem Finance, Ltd. (S)	7.000	05-07-20	3,250,000	3,648,125

CF Industries, Inc.	7.125	05-01-20	2,730,000	3,337,316

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,920,000	2,164,145

Methanex Corp.	5.250	03-01-22	2,290,000	2,515,075

Nufarm Australia, Ltd. (S)	6.375	10-15-19	1,005,000	1,045,200

Rain CII Carbon LLC (S)	8.250	01-15-21	1,225,000	1,270,938

Construction Materials 0.4%

American Gilsonite Company (S)	11.500	09-01-17	2,785,000	3,028,687

Cemex SAB de CV (S)	6.500	12-10-19	2,350,000	2,499,930

Magnesita Finance, Ltd. (P)(Q)(S)	8.625	04-05-17	2,220,000	2,161,725

20	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Containers & Packaging 0.4%

ARD Finance SA, PIK (S)	11.125	06-01-18	2,333,477	$2,496,820

Consolidated Container Company LLC (S)	10.125	07-15-20	2,011,000	2,056,248

Tekni-Plex, Inc. (S)	9.750	06-01-19	1,266,000	1,414,755

Wise Metals Group LLC (S)	8.750	12-15-18	2,215,000	2,358,975

Metals & Mining 1.4%

Allegheny Technologies, Inc.	9.375	06-01-19	5,025,000	6,275,200

AngloGold Ashanti Holdings PLC	8.500	07-30-20	2,780,000	3,115,268

ArcelorMittal	10.350	06-01-19	1,695,000	2,148,412

AuRico Gold, Inc. (S)	7.750	04-01-20	855,000	840,038

Commercial Metals Company	7.350	08-15-18	1,570,000	1,789,800

Edgen Murray Corp. (S)	8.750	11-01-20	1,177,000	1,350,607

Gerdau Trade, Inc. (S)	4.750	04-15-23	1,550,000	1,522,875

JMC Steel Group (S)	8.250	03-15-18	920,000	943,000

MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	1,515,000	1,524,469

Rain CII Carbon LLC (S)	8.000	12-01-18	2,070,000	2,168,325

SunCoke Energy, Inc.	7.625	08-01-19	582,000	619,481

Thompson Creek Metals Company, Inc.	7.375	06-01-18	2,005,000	1,949,862

Vedanta Resources PLC (S)	7.125	05-31-23	1,950,000	2,052,375

Xstrata Finance Canada, Ltd. (S)	4.250	10-25-22	1,475,000	1,484,517

Paper & Forest Products 0.1%

Neenah Paper, Inc. (S)	5.250	05-15-21	980,000	989,800

Telecommunication Services 3.4%				67,663,711

Diversified Telecommunication Services 2.5%

American Tower Corp.	3.400	02-15-19	1,580,000	1,648,405

American Tower Corp.	4.700	03-15-22	2,210,000	2,345,340

CenturyLink, Inc.	5.625	04-01-20	950,000	1,004,625

CenturyLink, Inc.	5.800	03-15-22	2,915,000	3,031,600

CenturyLink, Inc.	6.450	06-15-21	1,880,000	2,044,500

CenturyLink, Inc.	7.600	09-15-39	1,645,000	1,653,225

Columbus International, Inc. (S)	7.375	03-30-21	1,350,000	1,429,312

Crown Castle Towers LLC (S)	4.883	08-15-20	3,660,000	4,067,080

Crown Castle Towers LLC (S)	6.113	01-15-20	3,009,000	3,489,221

GTP Acquisition Partners I LLC (S)	4.704	05-15-18	3,440,000	3,510,014

Oi SA (S)	9.750	09-15-16	BRL 3,440,000	1,422,265

PAETEC Holding Corp.	9.875	12-01-18	2,119,000	2,304,412

T-Mobile USA, Inc.	6.125	01-15-22	970,000	1,028,200

T-Mobile USA, Inc.	6.250	04-01-21	1,200,000	1,275,000

Telecom Italia Capital SA	6.999	06-04-18	2,130,000	2,454,825

Telecom Italia Capital SA	7.200	07-18-36	1,940,000	2,114,600

Telefonica Emisiones SAU	6.421	06-20-16	4,270,000	4,721,241

Verizon Communications, Inc.	3.450	03-15-21	2,935,000	3,039,498

Verizon Communications, Inc.	6.550	09-15-43	3,220,000	4,080,407

Wind Acquisition Finance SA (S)	7.375	04-23-21	2,395,000	2,478,825

Wireless Telecommunication Services 0.9%

Comcel Trust (S)	6.875	02-06-24	2,220,000	2,375,400

Digicel Group, Ltd. (S)	8.250	09-30-20	2,455,000	2,645,263

Millicom International Cellular SA (S)	4.750	05-22-20	1,485,000	1,459,013

See notes to financial statements	Annual report | Bond Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Wireless Telecommunication Services (continued)

Millicom International Cellular SA (S)	6.625	10-15-21	2,015,000	$2,143,456

SBA Tower Trust (S)	2.933	12-15-17	2,220,000	2,267,368

SBA Tower Trust (S)	3.598	04-15-18	2,545,000	2,550,670

SBA Tower Trust (S)	5.101	04-17-17	2,090,000	2,244,946

SoftBank Corp. (S)	4.500	04-15-20	2,800,000	2,835,000

Utilities 2.1%				40,612,702

Electric Utilities 1.2%

Beaver Valley II Funding Corp.	9.000	06-01-17	566,000	599,145

BVPS II Funding Corp.	8.890	06-01-17	1,009,000	1,056,443

DPL, Inc.	7.250	10-15-21	2,975,000	3,190,687

Electricite de France SA (5.250% to 1-29-23,
then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	3,355,000	3,448,940

Israel Electric Corp., Ltd. (S)	5.625	06-21-18	2,790,000	2,970,094

Israel Electric Corp., Ltd. (S)	6.875	06-21-23	1,415,000	1,608,459

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,720,000	3,083,800

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	1,355,000	1,365,840

PNPP II Funding Corp.	9.120	05-30-16	307,000	320,389

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%)	6.700	03-30-67	2,860,000	2,877,875

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR
+ 4.199%) (Q)	6.250	02-01-22	1,955,000	2,106,513

W3A Funding Corp.	8.090	01-02-17	1,010,965	1,011,678

Gas Utilities 0.1%

LBC Tank Terminals Holding Netherlands BV (S)	6.875	05-15-23	755,000	800,300

Independent Power and Renewable Electricity Producers 0.3%

Calpine Corp. (S)	6.000	01-15-22	745,000	799,012

NRG Energy, Inc.	7.625	01-15-18	2,460,000	2,807,475

NRG Energy, Inc.	8.250	09-01-20	1,910,000	2,110,550

Multi-Utilities 0.5%

CMS Energy Corp.	5.050	03-15-22	3,889,000	4,425,896

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	3,915,000	3,949,256

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	2,010,000	2,080,350

U.S. Government & Agency Obligations 26.6%			$520,267,270

(Cost $514,152,492)

U.S. Government 8.3%				162,899,847

U.S. Treasury
Bond	3.625	02-15-44	86,430,000	91,480,796
Note	1.000	06-30-19	9,785,000	9,508,271
Note	2.500	05-15-24	61,766,000	61,910,780

U.S. Government Agency 18.3%				357,367,423

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	7,152,559	7,110,609
30 Yr Pass Thru (P)	3.036	03-01-44	1,052,325	1,093,653
30 Yr Pass Thru	3.500	05-01-42	5,048,727	5,199,337

22	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-42	12,173,911	$12,537,076
30 Yr Pass Thru	4.000	11-01-43	9,207,097	9,746,936
30 Yr Pass Thru	4.000	02-01-44	2,404,891	2,552,661
30 Yr Pass Thru	4.500	11-01-39	7,691,982	8,328,544
30 Yr Pass Thru	4.500	03-01-41	5,315,820	5,777,335
30 Yr Pass Thru	5.000	04-01-41	3,826,873	4,232,581
30 Yr Pass Thru	5.500	07-01-37	216,723	241,993
30 Yr Pass Thru	5.500	05-01-38	839,558	937,714
30 Yr Pass Thru	5.500	11-01-39	16,426,703	18,344,648
30 Yr Pass Thru	6.500	09-01-39	2,007,509	2,250,496

Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	8,216,709	8,557,895
15 Yr Pass Thru	3.500	02-01-26	1,285,013	1,360,106
15 Yr Pass Thru	3.500	03-01-26	10,307,026	10,909,343
15 Yr Pass Thru	4.000	12-01-24	6,434,129	6,891,807
30 Yr Pass Thru (P)	2.913	03-01-44	921,232	955,060
30 Yr Pass Thru	3.000	10-01-42	7,891,515	7,821,186
30 Yr Pass Thru	3.000	12-01-42	4,079,323	4,046,793
30 Yr Pass Thru	3.000	01-01-43	2,932,278	2,906,145
30 Yr Pass Thru	3.000	03-01-43	2,035,794	2,024,649
30 Yr Pass Thru	3.000	05-01-43	2,717,969	2,703,089
30 Yr Pass Thru	3.000	06-01-43	4,946,934	4,899,755
30 Yr Pass Thru	3.400	09-27-32	4,955,000	4,617,956
30 Yr Pass Thru	3.500	06-01-42	6,302,235	6,498,363
30 Yr Pass Thru	3.500	08-01-42	11,203,379	11,552,034
30 Yr Pass Thru	3.500	01-01-43	4,732,238	4,877,290
30 Yr Pass Thru	4.000	11-01-40	2,561,000	2,718,962
30 Yr Pass Thru	4.000	01-01-41	9,729,038	10,326,082
30 Yr Pass Thru	4.000	09-01-41	8,479,517	9,048,903
30 Yr Pass Thru	4.000	09-01-41	5,408,619	5,758,278
30 Yr Pass Thru	4.000	10-01-41	3,885,638	4,136,838
30 Yr Pass Thru	4.000	01-01-42	7,786,010	8,289,363
30 Yr Pass Thru	4.000	01-01-44	6,790,607	7,246,585
30 Yr Pass Thru	4.500	08-01-40	9,331,115	10,099,681
30 Yr Pass Thru	4.500	02-01-41	14,934,163	16,159,562
30 Yr Pass Thru	4.500	06-01-41	15,286,147	16,631,188
30 Yr Pass Thru	4.500	07-01-41	6,785,507	7,382,570
30 Yr Pass Thru	4.500	08-01-41	9,118,331	9,920,662
30 Yr Pass Thru	5.000	08-01-40	11,345,758	12,548,912
30 Yr Pass Thru	5.000	09-01-40	19,011,504	21,109,803
30 Yr Pass Thru	5.000	02-01-41	6,922,897	7,718,688
30 Yr Pass Thru	5.000	03-01-41	7,636,975	8,536,328
30 Yr Pass Thru	5.000	04-01-41	2,628,048	2,949,443
30 Yr Pass Thru	5.000	04-01-41	11,647,805	12,882,989
30 Yr Pass Thru	5.500	05-01-35	3,459,737	3,875,902
30 Yr Pass Thru	5.500	04-01-36	931,990	1,041,185
30 Yr Pass Thru	5.500	05-01-36	4,169,839	4,660,998
30 Yr Pass Thru	5.500	01-01-39	3,224,962	3,612,384
30 Yr Pass Thru	6.000	02-01-37	945,087	1,067,529
30 Yr Pass Thru	6.000	07-01-38	3,543,933	4,012,458
30 Yr Pass Thru	6.500	01-01-39	4,419,102	4,961,795
30 Yr Pass Thru	6.500	06-01-39	1,510,546	1,695,281

See notes to financial statements	Annual report | Bond Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Foreign Government Obligations 0.1%				$2,711,125

(Cost $2,539,975)

Argentina 0.1%				2,711,125
City of Buenos Aires (S)	9.950	03-01-17	2,645,000	2,711,125

Convertible Bonds 0.1%				$1,059,561

(Cost $702,974)

Consumer Discretionary 0.1%				1,059,561

Media 0.1%

Sirius XM Radio, Inc. (S)	7.000	12-01-14	586,000	1,059,561

Term Loans (M) 1.0%				$19,010,753

(Cost $18,889,464)

Consumer Discretionary 0.1%				1,844,308

Hotels, Restaurants & Leisure 0.1%

CCM Merger, Inc.	5.000	03-01-17	656,325	655,094

Marina District Finance Company, Inc.	6.750	08-15-18	648,375	657,088

Specialty Retail 0.0%

Toys R Us Property Company I LLC	6.000	08-21-19	557,200	532,126

Consumer Staples 0.1%				2,482,560

Household Products 0.1%

The Sun Products Corp.	5.500	03-18-20	2,582,637	2,482,560

Energy 0.1%				1,529,550

Oil, Gas & Consumable Fuels 0.1%

Templar Energy LLC	8.000	11-25-20	1,545,000	1,529,550

Financials 0.1%				2,150,983

Capital Markets 0.1%

Walter Investment Management Corp.	4.750	12-11-20	1,664,194	1,641,832

Real Estate Investment Trusts 0.0%

iStar Financial, Inc.	4.500	10-15-17	507,881	509,151

Health Care 0.1%				1,650,248

Health Care Providers & Services 0.1%

CRC Health Corp.	5.250	03-29-21	565,000	566,648

CRC Health Corp.	9.000	09-28-21	1,080,000	1,083,600

Industrials 0.3%				5,673,135

Aerospace & Defense 0.1%

WP CPP Holdings LLC	4.750	12-27-19	987,500	988,734

Air Freight & Logistics 0.1%

Syncreon Group BV	5.250	10-28-20	2,992,500	3,007,463

Airlines 0.1%

Delta Air Lines, Inc.	3.500	10-18-18	1,681,742	1,676,938

24	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Information Technology 0.0%				$948,617

Software 0.0%

BMC Software Finance, Inc.	5.000	09-10-20	448,875	449,658

Sybil Finance BV	5.000	03-18-20	500,000	498,959

Materials 0.1%				1,426,091

Metals & Mining 0.1%

FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	1,428,323	1,426,091

Utilities 0.1%				1,305,261

Electric Utilities 0.1%

La Frontera Generation LLC	4.500	09-30-20	1,304,283	1,305,261

Capital Preferred Securities 1.6%				$30,673,378

(Cost $29,188,793)

Financials 1.6%				30,673,378

Banks 0.4%

Allfirst Preferred Capital Trust (P)	1.727	07-15-29	1,305,000	1,167,975

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	3,260,000	3,594,150

Sovereign Capital Trust VI	7.908	06-13-36	2,613,000	2,795,910

Capital Markets 0.4%

Goldman Sachs Capital II (P)(Q)	4.000	07-07-14	4,605,000	3,707,025

State Street Capital Trust IV (P)	1.233	06-15-37	4,580,000	3,824,300

Diversified Financial Services 0.2%

BAC Capital Trust XIV, Series G (P)(Q)	4.000	06-15-14	4,458,000	3,610,980

Insurance 0.6%

MetLife Capital Trust IV (7.875% to 12-15-32,
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	960,000	1,180,800

MetLife Capital Trust X (9.250% to 4-8-33,
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	2,050,000	2,808,500

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	5,885,000	6,355,800

ZFS Finance USA Trust V (6.500% to 5-9-17,
then 3 month LIBOR + 2.285%) (S)	6.500	05-09-37	1,525,000	1,627,938

Collateralized Mortgage Obligations 13.4%			$262,545,143

(Cost $247,707,888)

Commercial & Residential 11.6%				227,466,964

Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (P)	0.730	08-25-35	1,767,483	1,672,384

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.639	12-25-46	19,490,452	1,398,035

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.370	06-25-45	4,033,970	3,803,206

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	4,285,000	4,943,279

Banc of America Commercial Mortgage
Securities Trust
Series 2013-DSNY, Class E (P)(S)	2.752	09-15-26	2,300,000	2,307,177

See notes to financial statements	Annual report | Bond Fund	25

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.580	03-25-35	3,080,380	$3,125,538
Series 2005-5, Class A2 (P)	2.260	08-25-35	3,369,087	3,419,169

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.850	01-25-35	5,546,745	5,388,086
Series 2005-5, Class 1A4 (P)	0.710	07-25-35	2,937,505	2,760,691
Series 2005-7, Class 11A1 (P)	0.690	08-25-35	4,784,331	4,346,148

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10-25-34	2,158,849	2,216,169

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.228	07-15-44	2,290,000	2,379,372

Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	5.820	07-10-38	3,325,000	3,612,952
Series 2010-C1, Class D (P)(S)	5.908	07-10-46	3,280,000	3,601,253
Series 2012-CR2, Class XA IO	1.928	08-15-45	19,633,146	2,110,799
Series 2012-LC4, Class B (P)	4.934	12-10-44	1,955,000	2,145,698
Series 2012-LC4, Class C (P)	5.647	12-10-44	4,110,000	4,598,880
Series 2013-300P, Class D (P)(S)	4.394	08-10-30	4,315,000	4,384,726
Series 2013-CR11, Class B (P)	5.165	10-10-46	3,835,000	4,266,599
Series 2013-CR13, Class C (P)	4.757	10-10-46	2,855,000	2,987,169
Series 2013-LC13, Class B (P)(S)	5.009	08-10-46	3,565,000	3,909,133
Series 2014-CR15, Class XA IO	1.364	02-10-47	39,440,824	3,024,086
Series 2014-CR16, Class C (P)	4.906	04-10-47	3,650,000	3,839,300
Series 2014-TWC, Class D (P)(S)	2.402	02-13-32	2,970,000	2,971,179

Deutsche Mortgage Securities, Inc. Mortgage
Loan Trust
Series 2004-4, Class 2AR1 (P)	0.690	06-25-34	3,623,347	3,412,638

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P)(S)	3.291	12-05-31	3,615,000	3,636,531
Series 2013-ESHM, Class M (S)	7.625	12-05-19	980,093	999,597

GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.116	08-19-34	2,447,224	2,396,346

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.751	11-08-29	3,685,000	3,751,853

HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.170	09-19-35	11,178,432	637,115
Series 2005-9, Class 2A1C (P)	0.599	06-20-35	4,731,614	4,495,738
Series 2005-11, Class X IO	2.422	08-19-45	8,980,187	503,321
Series 2007-3, Class ES IO (S)	0.350	05-19-47	56,208,225	597,212
Series 2007-4, Class ES IO	0.350	07-19-47	60,038,641	600,386
Series 2007-6, Class ES IO (S)	0.342	08-19-37	47,026,112	499,652

Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.901	11-05-30	3,360,000	3,360,060
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	2,542,000	2,629,335

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029	10-25-36	24,171,725	1,924,574
Series 2005-AR18, Class 2X IO	1.660	10-25-36	38,222,470	1,426,019

JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (P)	4.835	04-15-47	4,435,000	4,561,633

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM (P)	6.006	02-15-51	5,600,000	6,244,258
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	6,175,000	6,567,415
Series 2012-HSBC, Class XA IO (S)	1.431	07-05-32	20,100,000	2,022,261
Series 2012-PHH, Class D (P)(S)	3.419	10-15-25	1,575,000	1,581,709

26	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2013-INMZ, Class M (P)(S)	6.130	09-15-18	5,165,000	$5,227,804
Series 2013-JWRZ, Class D (P)(S)	3.141	04-15-30	3,095,000	3,102,512
Series 2014-FBLU, Class D (P)(S)	2.752	12-15-28	4,830,000	4,840,211
Series 2014-FBLU, Class E (P)(S)	3.652	12-15-28	3,465,000	3,475,960

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	3,059,000	3,338,323

MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.250	11-25-34	3,370,000	3,141,248

Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12-25-34	3,223,554	3,167,326

Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class C (P)	4.187	02-15-46	2,403,000	2,426,494

Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.736	08-25-34	4,926,129	4,910,602

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.480	05-25-35	3,039,930	2,903,504

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	6,035,000	6,111,451

Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.356	12-25-45	22,364,982	2,101,823

Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	1,520,000	1,512,695

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.573	03-25-44	2,781,904	2,754,302

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	2,220,000	2,409,413
Series 2012-C1, Class C (P)(S)	5.535	05-10-45	1,580,000	1,751,168

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.780	05-10-63	27,361,949	2,357,423

VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03-20-26	1,277,424	1,291,462

VNDO Mortgage Trust
Series 2013-PENN, Class D (P)(S)	3.947	12-13-29	4,103,000	4,174,015

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	1,810,000	1,993,912

WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (P)	0.520	01-25-45	1,649,061	1,487,653
Series 2005-AR2, Class 2A3 (P)	0.500	01-25-45	2,488,887	2,316,439
Series 2005-AR8, Class 2AB2 (P)	0.570	07-25-45	4,306,489	4,087,608
Series 2005-AR13, Class X IO	1.480	10-25-45	98,794,671	4,823,966
Series 2005-AR19, Class A1A2 (P)	0.440	12-25-45	4,400,273	4,046,975

Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P)(S)	2.710	03-18-28	6,490,000	6,322,058
Series 2013-BTC, Class E (P)(S)	3.550	04-16-35	4,215,000	3,584,111

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.238	11-15-45	29,939,286	3,627,534
Series 2013-C15, Class B (P)	4.485	08-15-46	1,072,000	1,137,044
Series 2013-C16, Class B (P)	4.985	09-15-46	1,800,000	1,983,247

U.S. Government Agency 1.8%				35,078,179

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	11,075,249	2,232,056
Series 3794, Class PI IO	4.500	02-15-38	2,037,989	219,302

See notes to financial statements	Annual report | Bond Fund	27

		Maturity
	Rate (%)	date	Par value^	Value
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07-15-42	4,719,542	$910,442
Series 4136, Class IH IO	3.500	09-15-27	15,441,913	1,932,217
Series K017, Class X1 IO	1.441	12-25-21	14,731,874	1,260,165
Series K018, Class X1 IO	1.451	01-25-22	19,671,945	1,698,358
Series K021, Class X1 IO	1.510	06-25-22	4,672,931	451,330
Series K022, Class X1 IO	1.303	07-25-22	36,382,352	3,039,454
Series K709, Class X1 IO	1.541	03-25-19	17,215,104	1,097,756
Series K710, Class X1 IO	1.781	05-25-19	13,980,933	1,051,157
Series K711, Class X1 IO	1.709	07-25-19	49,704,890	3,652,812

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	2,205,502	310,996
Series 2009-78, Class IB IO	5.000	06-25-39	2,819,931	355,001
Series 2012-118, Class IB IO	3.500	11-25-42	7,992,073	1,629,475
Series 2012-137, Class QI IO	3.000	12-25-27	16,403,712	2,272,434
Series 2012-137, Class WI IO	3.500	12-25-32	11,820,026	2,190,752
Series 402, Class 3 IO	4.000	11-25-39	1,721,654	347,305
Series 402, Class 4 IO	4.000	10-25-39	2,683,051	490,078
Series 402, Class 7 IO	4.500	11-25-39	2,583,084	493,344
Series 407, Class 7 IO	5.000	03-25-41	2,444,609	501,199
Series 407, Class 8 IO	5.000	03-25-41	1,215,131	258,081
Series 407, Class 15 IO	5.000	01-25-40	2,964,957	590,992
Series 407, Class 21 IO	5.000	01-25-39	1,474,430	231,011
Series 407, Class C6 IO	5.500	01-25-40	5,936,423	1,273,705

Government National Mortgage Association
Series 2012-114, Class IO	1.034	01-16-53	11,103,639	993,531
Series 2013-42, Class IA IO	3.500	03-20-43	15,768,332	2,441,036
Series 2013-42, Class YI IO	3.500	03-20-43	20,609,131	3,154,190

Asset Backed Securities 5.6%				110,920,284

(Cost $107,288,243)

ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.600	05-25-35	2,419,980	2,301,062

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.870	09-25-34	1,473,181	1,442,205
Series 2005-4, Class M1 (P)	0.600	10-25-35	4,810,000	4,100,857

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.620	05-25-35	3,070,000	2,812,234

Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.232	01-25-34	1,615,597	1,554,682
Series 2004-W6, Class M1 (P)	0.700	05-25-34	1,705,732	1,658,865

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.780	03-25-35	2,452,856	2,340,540

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.390	07-25-36	3,674,189	3,398,948

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.764	06-25-37	1,668,408	1,674,932

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	7,067,375	7,269,855

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	130,015	127,612

Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.420	02-25-35	2,925,911	2,996,753

28	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.810	04-25-36	2,474,937	$2,431,646
Series 2005-CB4, Class M1 (P)	0.572	07-25-35	1,680,000	1,612,556

Credit Suisse Mortgage Trust
Series 2006-CF2, Class M1 (P)(S)	0.620	05-25-36	4,910,000	4,724,323
Series 2014-ICE, Class D (P)(S)	2.400	04-15-27	3,080,000	3,080,000

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	6,179,169	6,676,462

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.840	11-25-35	3,350,000	3,111,416

Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11-15-25	3,225,000	3,252,970

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.915	06-25-35	2,087,554	2,058,767

GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.420	10-25-35	4,572,631	4,299,832

GSAA Trust
Series 2005-10, Class M3 (P)	0.700	06-25-35	4,265,000	4,041,655

Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.620	12-25-35	1,810,000	1,784,398

Home Equity Mortgage Loan
Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.520	10-25-35	3,212,500	3,057,985

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.900	09-25-35	2,074,762	1,945,102

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.825	03-25-35	5,350,000	5,038,994

RAMP Trust
Series 2005-RS3, Class M1 (P)	0.570	03-25-35	2,355,000	2,217,275

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4 (P)	4.934	08-25-35	2,680,000	2,598,474

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,587,696	2,783,991

Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.592	11-25-35	2,648,500	2,417,787
Series 2006-OPT2, Class A3 (P)	0.330	05-25-36	1,218,582	1,127,960

Specialty Underwriting & Residential
Finance Trust
Series 2006-BC1, Class A2D (P)	0.450	12-25-36	6,930,000	6,573,022

Structured Asset Securities Corp. Mortgage
Loan Trust
Series 2005-2XS, Class 2A2 (P)	1.652	02-25-35	3,350,715	3,225,496

TAL Advantage LLC
Series 2014-1A, Class A (S)	3.510	02-22-39	2,291,250	2,331,560

Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01-20-25	1,943,303	1,959,704
Series 2012-2A, Class B (S)	4.500	01-20-25	3,504,391	3,563,545
Series 2012-3A, Class A (S)	2.500	03-20-25	1,625,356	1,633,482
Series 2012-3A, Class B (S)	4.500	03-20-25	478,046	487,009
Series 2013-1A, Class B (S)	3.750	08-20-25	1,196,490	1,206,328

See notes to financial statements	Annual report | Bond Fund	29

	Shares	Value
Preferred Securities 1.0%		$19,002,165

(Cost $17,846,759)

Consumer Staples 0.1%		2,083,056

Food & Staples Retailing 0.1%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)	23,250	2,083,056

Financials 0.7%		13,498,578

Banks 0.3%

FNB Corp. (7.250% to 2-24-24, then 3 month
LIBOR + 4.600%)	61,350	1,679,763

Regions Financial Corp., 6.375%	102,790	2,532,746

Wells Fargo & Company, Series L, 7.500%	2,684	1,653,344

Capital Markets 0.1%

The Goldman Sachs Group, Inc., 5.500%	74,825	1,797,296

Consumer Finance 0.3%

Ally Financial, Inc., 7.000% (S)	3,594	3,624,549

Discover Financial Services, 6.500%	60,000	1,507,200

Real Estate Investment Trusts 0.0%

Weyerhaeuser Company, 6.375%	12,000	703,680

Industrials 0.2%		3,420,531

Aerospace & Defense 0.1%

United Technologies Corp., 7.500%	31,265	2,057,237

Airlines 0.1%

Continental Airlines Finance Trust II, 6.000%	27,300	1,363,294

	Notional	Value
Purchased Options 0.0%		$125,000

(Cost $1,027,992)

Put Options 0.0%		125,000

Exchange Traded on 10 Year U.S. Treasury
Note Futures Option (Expiration Date:
8-22-14; Strike Price: $117) (I)	8,000,000	125,000

30	Bond Fund | Annual report	See notes to financial statements

	Par value	Value
Short-Term Investments 3.0%		$59,883,000

(Cost $59,883,000)

Repurchase Agreement 3.0%		59,883,000
Barclays Tri-Party Repurchase Agreement dated 5-30-14 at 0.050%
to be repurchased at $53,623,223 on 6-2-14, collateralized by
$53,404,400 U.S. Treasury Notes, 1.375% due 11-30-15 (valued at
$54,695,784, including interest)	53,623,000	53,623,000

Repurchase Agreement with State Street Corp. dated 5-30-14 at
0.000% to be repurchased at $6,260,000 on 6-2-14, collateralized by $6,455,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued
at $6,386,809, including interest)	6,260,000	6,260,000

Total investments (Cost $1,886,610,046)† 100.2%	$1,962,280,643

Other assets and liabilities, net (0.2%)		($4,644,248)

Total net assets 100.0%	$1,957,636,395

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

IO Interest-Only Security— (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

USGG U.S. Generic Government Yield Index

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $515,206,432 or 26.32% of the fund’s net assets as of May 31, 2014.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,893,045,107. Net unrealized appreciation aggregated $69,235,536, of which $84,838,673 related to appreciated investment securities and $15,603,137 related to depreciated investment securities.

See notes to financial statements	Annual report | Bond Fund	31

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,886,610,046)	$1,962,280,643
Cash	244,812
Receivable for investments sold	7,323,988
Receivable for fund shares sold	10,463,000
Dividends and interest receivable	19,719,129
Receivable due from advisor	251
Other receivables and prepaid expenses	94,400

Total assets	2,000,126,223

Liabilities

Payable for investments purchased	7,400,546
Payable for delayed delivery securities purchased	29,576,065
Payable for fund shares repurchased	4,219,690
Distributions payable	523,011
Payable to affiliates
Accounting and legal services fees	67,246
Transfer agent fees	352,745
Distribution and service fees	138,749
Trustees’ fees	2,496
Other liabilities and accrued expenses	209,280

Total liabilities	42,489,828

Net assets	$1,957,636,395

Net assets consist of

Paid-in capital	$1,891,000,371
Undistributed net investment income	5,266,114
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(14,302,208)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	75,672,118

Net assets	$1,957,636,395

32	Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,411,295,700 ÷ 86,792,122 shares)[1]	$16.26
Class B ($32,592,164 ÷ 2,004,531 shares)[1]	$16.26
Class C ($162,302,893 ÷ 9,980,667 shares)[1]	$16.26
Class I ($302,130,184 ÷ 18,578,578 shares)	$16.26
Class R2 ($6,798,631 ÷ 417,793 shares)	$16.27
Class R6 ($42,516,823 ÷ 2,612,073 shares)	$16.28

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$16.94

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Bond Fund	33

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$85,580,759
Dividends	1,276,860

Total investment income	86,857,619

Expenses

Investment management fees	8,642,293
Distribution and service fees	6,080,516
Accounting and legal services fees	377,389
Transfer agent fees	2,496,223
Trustees’ fees	54,485
State registration fees	210,217
Printing and postage	190,912
Professional fees	130,929
Custodian fees	193,964
Registration and filing fees	53,974
Other	49,713

Total expenses	18,480,615
Less expense reductions	(1,030,963)

Net expenses	17,449,652

Net investment income	69,407,967

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments and foreign currency transactions	1,791,438
Futures contracts	(3,037,349)
(1,245,911)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	2,226,389
Futures contracts	482,312
2,708,701
Net realized and unrealized gain	1,462,790

Increase in net assets from operations	$70,870,757

34	Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-14	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$69,407,967	$63,004,435
Net realized gain (loss)	(1,245,911)	19,349,371
Change in net unrealized appreciation (depreciation)	2,708,701	33,911,782

Increase in net assets resulting from operations	70,870,757	116,265,588

Distributions to shareholders
From net investment income
Class A	(57,110,614)	(53,420,052)
Class B	(1,268,051)	(1,524,202)
Class C	(5,772,362)	(5,484,474)
Class I	(10,994,882)	(9,174,395)
Class R2	(190,232)	(22,100)
Class R6	(1,713,305)	(110,196)
From net realized gain
Class A	(5,785,899)	(2,677,938)
Class B	(150,431)	(92,529)
Class C	(679,388)	(331,835)
Class I	(1,012,012)	(432,679)
Class R2	(21,658)	(228)
Class R6	(173,447)	(5,437)

Total distributions	(84,872,281)	(73,276,065)

From fund share transactions	17,661,786	572,779,681

Total increase	3,660,262	615,769,204

Net assets

Beginning of year	1,953,976,133	1,338,206,929

End of year	$1,957,636,395	$1,953,976,133

Undistributed net investment income	$5,266,114	$3,801,967

See notes to financial statements	Annual report | Bond Fund	35

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$16.37	$15.86	$15.86	$15.00	$12.96
Net investment income[1]	0.61	0.63	0.72	0.81	0.97
Net realized and unrealized gain on investments	0.02	0.61	0.08	0.92	2.05
Total from investment operations	0.63	1.24	0.80	1.73	3.02
Less distributions
From net investment income	(0.67)	(0.70)	(0.79)	(0.87)	(0.98)
From net realized gain	(0.07)	(0.03)	(0.01)	—	—
Total distributions	(0.74)	(0.73)	(0.80)	(0.87)	(0.98)
Net asset value, end of period	$16.26	$16.37	$15.86	$15.86	$15.00
Total return (%)[2,3]	4.06	7.93	5.21	11.78	23.83

Ratios and supplemental data

Net assets, end of period (in millions)	$1,411	$1,434	$1,061	$912	$819
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	1.03	1.06	1.05	1.08
Expenses including reductions	0.92	0.98	1.02	1.05	1.07
Net investment income	3.80	3.84	4.63	5.24	6.71
Portfolio turnover (%)	77	72	76	73	88

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS B SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$16.37	$15.86	$15.86	$15.00	$12.95
Net investment income[1]	0.50	0.51	0.61	0.70	0.86
Net realized and unrealized gain on investments	0.02	0.61	0.08	0.92	2.07
Total from investment operations	0.52	1.12	0.69	1.62	2.93
Less distributions
From net investment income	(0.56)	(0.58)	(0.68)	(0.76)	(0.88)
From net realized gain	(0.07)	(0.03)	(0.01)	—	—
Total distributions	(0.63)	(0.61)	(0.69)	(0.76)	(0.88)
Net asset value, end of period	$16.26	$16.37	$15.86	$15.86	$15.00
Total return (%)[2,3]	3.34	7.18	4.48	11.00	23.05

Ratios and supplemental data

Net assets, end of period (in millions)	$33	$44	$37	$28	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.73	1.76	1.75	1.78
Expenses including reductions	1.62	1.68	1.72	1.75	1.77
Net investment income	3.11	3.15	3.92	4.53	6.01
Portfolio turnover (%)	77	72	76	73	88

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

36	Bond Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$16.37	$15.87	$15.86	$15.00	$12.96
Net investment income[1]	0.49	0.51	0.61	0.70	0.86
Net realized and unrealized gain on investments	0.03	0.60	0.09	0.92	2.06
Total from investment operations	0.52	1.11	0.70	1.62	2.92
Less distributions
From net investment income	(0.56)	(0.58)	(0.68)	(0.76)	(0.88)
From net realized gain	(0.07)	(0.03)	(0.01)	—	—
Total distributions	(0.63)	(0.61)	(0.69)	(0.76)	(0.88)
Net asset value, end of period	$16.26	$16.37	$15.87	$15.86	$15.00
Total return (%)[2,3]	3.34	7.11	4.55	11.00	22.98

Ratios and supplemental data

Net assets, end of period (in millions)	$162	$195	$116	$71	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.72	1.77	1.75	1.78
Expenses including reductions	1.62	1.67	1.72	1.75	1.77
Net investment income	3.10	3.12	3.91	4.50	5.98
Portfolio turnover (%)	77	72	76	73	88

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS I SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$16.37	$15.87	$15.86	$14.99	$12.96
Net investment income[1]	0.66	0.68	0.78	0.88	1.03
Net realized and unrealized gain on investments	0.02	0.61	0.09	0.92	2.05
Total from investment operations	0.68	1.29	0.87	1.80	3.08
Less distributions
From net investment income	(0.72)	(0.76)	(0.85)	(0.93)	(1.05)
From net realized gain	(0.07)	(0.03)	(0.01)	—	—
Total distributions	(0.79)	(0.79)	(0.86)	(0.93)	(1.05)
Net asset value, end of period	$16.26	$16.37	$15.87	$15.86	$14.99
Total return (%)[2]	4.40	8.27	5.70	12.33	24.31

Ratios and supplemental data

Net assets, end of period (in millions)	$302	$277	$123	$74	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.65	0.67	0.62	0.63
Expenses including reductions	0.60	0.60	0.62	0.62	0.63
Net investment income	4.11	4.19	4.99	5.64	7.13
Portfolio turnover (%)	77	72	76	73	88

1 Based on average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Bond Fund	37

CLASS R2 SHARES Period ended	5-31-14	5-31-13	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$16.38	$15.87	$15.80
Net investment income[2]	0.60	0.62	0.17
Net realized and unrealized gain on investments	0.02	0.64	0.09
Total from investment operations	0.62	1.26	0.26
Less distributions
From net investment income	(0.66)	(0.72)	(0.19)
From net realized gain	(0.07)	(0.03)	—
Total distributions	(0.73)	(0.75)	(0.19)
Net asset value, end of period	$16.27	$16.38	$15.87
Total return (%)[3]	4.01	8.09	1.68[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.03	0.86[6]
Expenses including reductions	0.99	0.98	0.80[6]
Net investment income	3.76	3.88	4.28[6]
Portfolio turnover (%)	77	72	76[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

CLASS R6 SHARES Period ended	5-31-14	5-31-13	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$16.38	$15.87	$15.55
Net investment income[2]	0.68	0.70	0.57
Net realized and unrealized gain on investments	0.03	0.61	0.40
Total from investment operations	0.71	1.31	0.97
Less distributions
From net investment income	(0.74)	(0.77)	(0.64)
From net realized gain	(0.07)	(0.03)	(0.01)
Total distributions	(0.81)	(0.80)	(0.65)
Net asset value, end of period	$16.28	$16.38	$15.87
Total return (%)[3]	4.58	8.42	6.38[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$43	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56	0.57	0.63[5]
Expenses including reductions	0.50	0.52	0.57[5]
Net investment income	4.26	4.30	5.04[5]
Portfolio turnover (%)	77	72	76[6]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

38	Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

Annual report | Bond Fund	39

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 5-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$936,082,964	—	$935,971,350	$111,614
U.S. Government & Agency
Obligations	520,267,270	—	520,267,270	—
Foreign Government
Obligations	2,711,125	—	2,711,125	—
Convertible Bonds	1,059,561	—	1,059,561	—
Term Loans	19,010,753	—	19,010,753	—
Capital Preferred Securities	30,673,378	—	30,673,378	—
Collateralized Mortgage
Obligations	262,545,143	—	260,847,893	1,697,250
Asset Backed Securities	110,920,284	—	110,920,284	—
Preferred Securities	19,002,165	$10,251,503	8,750,662	—
Purchased Options	125,000	125,000	—	—
Short-Term Investments	59,883,000	—	59,883,000	—

Total Investments
in Securities	$1,962,280,643	$10,376,503	$1,950,095,276	$1,808,864

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

40	Bond Fund | Annual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2014 were $1,133. For the year ended May 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Annual report | Bond Fund	41

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a short-term capital loss carryforward of $8,770,138 available to offset future net realized capital gains. This carryforward as of May 31, 2014, does not expire.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2014 and 2013 was as follows:

	MAY 31, 2014	MAY 31, 2013

Ordinary Income	$80,720,514	$73,276,065
Long-Term Capital Gain	4,151,767	—
Total	$84,872,281	$73,276,065

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2014, the components of distributable earnings on a tax basis consisted of $5,789,125 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

42	Bond Fund | Annual report

Futures and certain options are traded or cleared on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2014, the fund used futures contracts to manage duration of the fund. During the year ended May 31, 2014, the fund held futures contracts with notional values ranging up to approximately $56.4 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2014.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the year ended May 31, 2014, the fund used purchased options to manage the duration of the fund. During the year ended May 31, 2014, the fund held purchased options with market values ranging up to $1,027,992 during the period.

Annual report | Bond Fund	43

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at May 31, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Investments, at value*	Purchased	$125,000	—
options

* Purchased options are included in the Fund’s investments disclosed in the Statements of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2014:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Net realized gain (loss)	($3,037,349)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2014:

INVESTMENTS
		(PURCHASED	FUTURES
RISK	STATEMENT OF OPERATIONS LOCATION	OPTIONS)	CONTRACTS	TOTAL

Interest rate	Change in unrealised	(902,992)	$482,312	($420,680)
contracts	appreciation (deppreciation)

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the fund’s average daily net assets, (b) 0.475% of the next $500,000,000 of the fund’s average daily net assets, (c) 0.450% of the next $500,000,000 of the fund’s average daily net assets, (d) 0.450% of the next $500,000,000 of the fund’s average daily net assets, (e) 0.400% of the next $500,000,000 of the fund’s average daily net assets, and (f) 0.350% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

44	Bond Fund | Annual report

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares by 0.05% of the fund’s average daily net assets. These fee waivers and/or reimbursements expire on September 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain total operating expenses at 0.57% of average annual net assets for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fee, and short dividend expense. These fee waivers and/or reimbursements expire September 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement expires September 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time. The waiver was in effect on voluntary basis from January 1, 2014 to January 31, 2014.

For the year ended May 31, 2014. These expense reductions amounted to the following:

CLASS A	CLASS B	CLASS C	CLASS I	CLASS R2	CLASS R6	TOTAL

$757,000	$20,117	$91,680	$135,658	$2,586	$23,922	$1,030,963

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2014 were equivalent to a net annual effective rate of 0.41% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Annual report | Bond Fund	45

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,953,207 for the year ended May 31, 2014. Of this amount, $518,411 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,315,362 was paid as sales commissions to broker-dealers and $119,434 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 4.50%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2014, CDSCs received by the Distributor amounted to $3,544, $114,321 and $60,051 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

46	Bond Fund | Annual report

Class level expenses. Class level expenses for the year ended May 31, 2014 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$4,059,537	$1,915,359
Class B	359,407	51,117
Class C	1,639,090	232,835
Class I	—	288,162
Class R2	22,482	954
Class R6	—	7,796
Total	$6,080,516	$2,496,223

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2014 and 2013 were as follows:

		Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	21,003,026	$334,911,089	31,359,267	$513,399,559
Distributions reinvested	3,661,005	58,309,591	3,107,572	50,865,272
Repurchased	(25,475,061)	(405,398,526)	(13,717,065)	(224,729,109)

Net increase (decrease)	(811,030)	($12,177,846)	20,749,774	$339,535,722

Class B shares

Sold	93,597	$1,492,900	824,871	$13,396,156
Distributions reinvested	69,938	1,113,162	75,797	1,240,109
Repurchased	(820,777)	(13,043,733)	(552,113)	(9,033,346)

Net increase (decrease)	(657,242)	($10,437,671)	348,555	$5,602,919

Class C shares

Sold	2,656,856	$42,448,897	6,521,506	$106,789,726
Distributions reinvested	351,321	5,593,733	296,969	4,863,774
Repurchased	(4,941,509)	(78,536,001)	(2,220,013)	(36,367,597)

Net increase (decrease)	(1,933,332)	($30,493,371)	4,598,462	$75,285,903

Class I shares

Sold	11,124,193	$177,539,637	12,674,668	$207,444,253
Distributions reinvested	645,255	10,285,774	464,023	7,607,505
Repurchased	(10,089,977)	(160,700,623)	(3,978,496)	(65,248,968)

Net increase	1,679,471	$27,124,788	9,160,195	$149,802,790

Class R2 shares

Sold	406,327	$6,474,215	120,858	$1,989,037
Distributions reinvested	12,971	206,978	1,063	17,545
Repurchased	(127,569)	(2,029,219)	(2,186)	(36,129)

Net increase	291,729	$4,651,974	119,735	$1,970,453

Annual report | Bond Fund	47

		Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class R6 shares

Sold	2,429,478	$38,642,406	89,583	$1,469,475
Distributions reinvested	118,016	1,882,264	6,742	110,443
Repurchased	(95,569)	(1,530,758)	(60,952)	(998,024)

Net increase	2,451,925	$38,993,912	35,373	$581,894

Total net increase	1,021,521	$17,661,786	35,012,094	$572,779,681

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $678,072,971 and $697,102,931, respectively, for the year ended May 31, 2014. Purchases and sales of U.S. Treasury obligations aggregated $710,847,425 and $697,773,782, respectively, for the year ended May 31, 2014.

48	Bond Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and
Shareholders of John Hancock Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2014

Annual report | Bond Fund	49

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The fund paid $4,151,767 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

50	Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Bond Fund	51

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2005	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

52	Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Bond Fund	53

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

54	Bond Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary,	Independent registered
and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Bond Fund	55

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments. com

This report is for the information of the shareholders of John Hancock Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	21A 5/14
MF188607	7/14

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2014, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2014 and 2013. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2014	May 31, 2013

John Hancock Bond Fund	$47,189	$49,122

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2014	May 31, 2013

John Hancock Bond Fund	$558	$737

Amounts billed to control affiliates were $98,642 and $99,637 for the fiscal years ended May 31, 2014 and 2013, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2014 and 2013. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2014	May 31, 2013

John Hancock Bond Fund	$2,941	$2,943

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2014 and 2013 amounted to the following:

Fund	May 31, 2014	May 31, 2013

John Hancock Bond Fund	$382	$2,200

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2014, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2014 and 2013 amounted to the following:

Trust	May 31, 2014	May 31, 2013

John Hancock Sovereign Bond Fund	$6,108,879	$2,841,066

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 11, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 11, 2014